CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Summary of Available-for-sale Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Cost		$ 2,179
Cash Collection		(479)
Impairment charges and equity losses		(1,308)
Transfer- out from available- for- sale investments		(392)
Level 3
Schedule of Available-for-sale Securities [Line Items]
Estimated fair value	$ 0
Minimum
Schedule of Available-for-sale Securities [Line Items]
Maturity period of bank notes receivable	3 months
Maximum
Schedule of Available-for-sale Securities [Line Items]
Maturity period of bank notes receivable	1 year
Shares of a private company
Schedule of Available-for-sale Securities [Line Items]
Cost		479
Cash Collection		(479)
Convertible bonds of private company
Schedule of Available-for-sale Securities [Line Items]
Cost		800
Impairment charges and equity losses		(408)
Transfer- out from available- for- sale investments		(392)
Preferred convertible shares of private company
Schedule of Available-for-sale Securities [Line Items]
Cost		900
Impairment charges and equity losses		$ (900)